Main Page (1)
	TYPE              13F-HR
	PERIOD            09/30/01
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Diana Gonzales
Title:    	Corporate Secretary
Phone:    	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     November 6, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		75

Form 13F Information Table Value Totals:		$166,310

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other  Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Activision Inc.           	Common     004930202     2804  103000sh  sole      70000  0   33000
Administaff, Inc.         	Common     007094105     2343   90100sh  sole      61700  0   28400
Advent Software           	Common     007974108     2696   71600sh  sole      49100  0   22500
Aeroflex, Inc.            	Common     007768104     3098  281650sh  sole     193300  0   88350
Allied Capital Corp.      	Common     01903Q108     2382  104700sh  sole      71100  0   33600
Amsurg Corp.              	Common     03232P405     2708   98300sh  sole      67300  0   31000
Barra, Inc.               	Common     068313105     3729   88750sh  sole      59750  0   29000
Benchmark Electronics     	Common     08160H101        6     390sh  sole        390  0       0
Black Box Corp.           	Common     091826107     2516   59800sh  sole      41300  0   18500
Caremark RX               	Common     141705103     4477  268400sh  sole     183600  0   84800
Celgene Corp.             	Common     151020104     3625  137150sh  sole      95200  0   41950
Cephalon, Inc.            	Common     156708109     4903   98300sh  sole      67700  0   30600
Cheesecake Factory        	Common     163072101     2032   84825sh  sole      60675  0   24150
Chico's Fashions          	Common     168615102     1607   68225sh  sole      46675  0   21550
Christopher & Banks Corp. 	Common     171046105     3048  101228sh  sole      72190  0   29038
Columbia Sportswear       	Common     198516106     1677   75550sh  sole      52450  0   23100
Cor Therapeutics          	Common     217753102     2613  115450sh  sole      81750  0   33700
Cree, Inc.                	Common     225447101        6     400sh  sole        400  0       0
Cytyc Corp.               	Common     232946103     3810  142100sh  sole     100400  0   41700
DMC Stratex Networks Inc. 	Common     23322L106        5    1000sh  sole       1000  0       0
Digital Lightwave         	Common     253855100     1094  111500sh  sole      78750  0   32750
Duane Reade               	Common     263578106     1746   58200sh  sole      39800  0   18400
EFunds Corp.              	Common     28224R101     2135  128200sh  sole      87800  0   40400
Emcore Corp.              	Common     290846104     1223  142900sh  sole     101100  0   41800
Employee Solutions        	Common     292166105        0     738sh  sole        477  0     261
Evergreen Resources, Inc. 	Common     299900308     2312   68100sh  sole      48700  0   19400
Exar Corp.                	Common     300645108     2240  129500sh  sole      93100  0   36400
Flir Systems              	Common     302445101     2708   66000sh  sole      45200  0   20800
Freds Inc.                	Common     356108100     2817  107500sh  sole      70700  0   36800
Genesis Microchip Inc.    	Common     371933102     2347   83400sh  sole      57400  0   26000
Hot Topic, Inc.           	Common     441339108     1739   69300sh  sole      47600  0   21700
IDEC Pharmaceuticals Corp.	Common     449370105        7     150sh  sole        150  0       0
Intrado, Inc.             	Common     46117A100     1668   65000sh  sole      44200  0   20800
Investors Financial       	Common     461915100     2674   46400sh  sole      31800  0   14600
King Pharmaceuticals      	Common     495582108       24     566sh  sole        566  0       0
Krispy Kreme Doughnuts, In	Common     501014104     2694   91000sh  sole      60200  0   30800
Lifepoint Hospitals, Inc. 	Common     53219L109     5672  128900sh  sole      88400  0   40500
MCSI Inc.                 	Common     55270M108     1611  100000sh  sole      68400  0   31600
MacroVision               	Common     555904101     1918   67500sh  sole      45900  0   21600
Microsemi Corp.           	Common     595137100     1563   60000sh  sole      41000  0   19000
Millennium Pharmaceuticals	Common     599902103        5     300sh  sole        300  0       0
Myriad  Genetics          	Common     62855J104     3163  103225sh  sole      70725  0   32500
NPS Pharmaceuticals       	Common     62936P103     2852   91400sh  sole      63800  0   27600
Nanometrics               	Common     630077105     2320  131000sh  sole      90000  0   41000
Newport Corp.             	Common     651824104     1449  102800sh  sole      67500  0   35300
OSI Pharmaceuticals       	Common     671040103     1996   61400sh  sole      43900  0   17500
Orthodonic Centers        	Common     68750P103       14     550sh  sole        550  0       0
PF Changs China Bistro    	Common     69333Y108     3628  101000sh  sole      72700  0   28300
Panera Bread              	CL-A	     69840W108     4454  127300sh  sole      87800  0   39500
Pediatrix Medical Group   	Common     705324101     5815  142550sh  sole      98350  0   44200
Pemstar, Inc.             	Common     706552106     1984  172500sh  sole     118300  0   54200
Peregrine Systems         	Common     71366Q101     1854  146800sh  sole     101600  0   45200
Photronics                	Common     719405102     2699  146300sh  sole     100600  0   45700
Plato Learning, Inc.      	Common     72764Y100     2414  100000sh  sole      68700  0   31300
Plexus Corp.              	Common     729132100     2363  100200sh  sole      68900  0   31300
Polycom, Inc.             	Common     73172K104     2206   90525sh  sole      58725  0   31800
Power Integration         	Common     739276103     1888  103600sh  sole      71100  0   32500
Power Wave                	Common     739363109     2539  213000sh  sole     152900  0   60100
QLT Inc.                  	Common     746927102     1312   85000sh  sole      61350  0   23650
Quintiles Transnational   	Common     748767100        9     600sh  sole        600  0       0
RSA Security, Inc.        	Common     749719100     1942  144300sh  sole      98900  0   45400
Rehabcare                 	Common     759148109     4031   92650sh  sole      63350  0   29300
Right Management, Inc.    	Common     766573109     2751   88600sh  sole      60700  0   27900
Signal Technologies       	Common     826675100     1979  276025sh  sole     190725  0   85300
Stellent Inc.             	Common     85856W106     2098  145700sh  sole     100300  0   45400
Stericycle Inc.           	Common     858912108     2192   52600sh  sole      33600  0   19000
Sterling Bancshares, Inc. 	Common     858907108     2902  219525sh  sole     150675  0   68850
Talx Corp.                	Common     874918105      160    7515sh  sole       5280  0    2235
Tidewater Inc.            	Common     886423102     1497   56100sh  sole      40000  0   16100
Trikon                    	Common     896187408     1441  170700sh  sole     115000  0   55700
Veeco Instruments         	Common     922417100     3684  139000sh  sole      95300  0   43700
Ventana Medical Systems   	Common     92276H106        4     200sh  sole        200  0       0
Vertex                    	Common     92532F100     1698   94125sh  sole      67225  0   26900
Wright Medical            	Common     98235T107     3103  183200sh  sole     118700  0   64500
XTO Energy, Inc.          	Common     98385X106     3590  257343sh  sole     176368  0   80975